12. FINANCIAL INSTRUMENTS (Details 8) - Foreign Exchange Risk [Member] - Hedges of Net Investment in Foreign Operations [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) ExchangeRate
Disclosure of detailed information about financial instruments [line items]
Designated amounts	R$ 120,000
Amortized part	(96,000)
Impact on Shareholders' equity	R$ 1,469
Non-derivative Financial Liabilities In EUR - Debt Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	09/30/2015
Hedging instrument	Non-derivative financial liabilities in EUR – Debt contract
Hedged item	Investments in subsidiaries which EUR is the functional currency
Exchange rate on designation | ExchangeRate	4.0825
Designated amounts	R$ 120,000
Amortized part	(96,000)
Impact on Shareholders' equity	R$ 1,469